OPERATING INCOME - Fees and Commissions Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Banking services	$ 1,737,216	$ 1,458,363	$ 1,264,377
Sales, collections, and other services	889,356	894,836	855,480
Correspondent banking	618,969	620,818	507,586
Payments and collections	77,008	46,792	41,820
Others	251,061	204,573	169,120
Total expenses for commissions	3,573,610	3,225,382	2,838,383
Discontinued operations | Banistmo S.A.
OPERATING INCOME
Total expenses for commissions	$ 261,793	$ 286,392	$ 258,897